Statement of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 19, 2013
Balance, Shares at Mar. 19, 2013
Stock Issued for Services, related party	$ 6,500			$ 6,500
Stock Issued for Services, related party, Shares	6,500,000
Stock Issued for Cash	$ 250			250
Stock Issued for Cash, Shares	250,000
May 10, 2013 Acquisition of Films	$ 342	$ 33,858		34,200
May 10, 2013 Acquisition of Films, Shares	342,000
Net loss			$ (6,482)	(6,482)
Balance at Jun. 30, 2013	$ 7,092	33,858	(6,482)	34,468
Balance, Shares at Jun. 30, 2013	7,092,000
Stock Issued for APP to MMT, Inc.	$ 450	44,550		45,000
Stock Issued for APP to MMT, Inc. Shares	450,000
Stock Issued for Cash Investment	$ 95	9,355		9,450
Stock Issued for Cash Investment, Shares	94,500
Stock Issued for Services, related party	$ 3,000	27,000		30,000
Stock Issued for Services, related party, Shares	3,000,000
Stock issued for marketing services	$ 215	21,285		21,500
Stock issued for marketing services, Shares	215,000
Net loss			(57,031)	(57,031)
Balance at Jun. 30, 2014	$ 10,851	136,048	(63,513)	83,386
Balance, Shares at Jun. 30, 2014	1,085,100
Net loss			(40,964)	(40,964)
Balance at Jun. 30, 2015	$ 10,851	$ 136,048	$ (104,477)	$ 42,423
Balance, Shares at Jun. 30, 2015	10,851,500